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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104


                                 April 19, 1999


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:      SCHWAB CAPITAL TRUST (FILE NO. 33-62470 AND 811-7704)
         Schwab Total Stock Market Index Fund

         Post-Effective Amendment No. 33

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 15, 1999 for the Schwab Total Stock Market Index Fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment No. 33.


Sincerely,

/s/ Koji Felton
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Koji Felton
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.